MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated August 24, 2011 to the

Statement of Additional Information (“SAI”) dated May 11, 2011 for the Emerging Markets Series and Inflation Focus Equity Series of the Fund

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The table listing the portfolio managers in the Section of the SAI entitled “Portfolio Managers” is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of Senior Research Group, Member of Emerging Markets Series Research Team	None	Between $100,001 and $500,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income	Member of Senior Research Group	None	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President, Co-Director of Research/Managing Director of Quantitative Strategies Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Emerging Markets Series and Inflation Focus Equity Series Research Teams	None	Between $100,001 and $500,000

Michael A. Knolla, CFA, Analyst	Member of Inflation Focus Equity Series Research Team	None	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group	None	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Real Estate Group	Member of Senior Research Group	None	Over $1,000,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group, Member of Emerging Markets Series Research Team	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group	None	Between $500,001 and $1,000,000

Jeffrey M. Tyburski, CFA, Senior Analyst	Member of Inflation Focus Equity Series Research Team	None	Between $10,001 and $50,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE